Accounting Policies - Subsidiaries (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($) item
Consolidated subsidiaries information
Administrative expenses		$ 13,269,191	$ 13,729,325	$ 13,556,033
Content and Other Businesses | Grupo Telesistema, S.A. de C.V. and subsidiaries
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Content and Other Businesses | Ulvik, S.A. de C.V.
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Content | Televisa, S.A. de C.V. ("Televisa")
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Content | Television Independiente de Mxico, S.A. de C.V.
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Content | G.Televisa-D, S.A. de C.V.
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Content | Multimedia Telecom, S.A. de C.V. ("Multimedia Telecom") and subsidiary
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Sky | Innova, S. de R.L. de C.V. ("Innova") and subsidiaries (collectively, "Sky")
Consolidated subsidiaries information
Company's ownership interest		58.70%	58.70%	58.70%
Cable and Sky | Corporativo Vasco de Quiroga, S.A. de C.V. ("CVQ") and subsidiaries
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Cable | Empresas Cablevision, S.A.B. de C.V. and subsidiaries (collectively, "Empresas Cablevision")
Consolidated subsidiaries information
Company's ownership interest		51.20%		51.20%
Cable | Subsidiaries engaged in the Cablemas business (collectively, "Cablemas")
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Cable | Televisin Internacional, S.A. de C.V. and subsidiaries (collectively, "TVI")
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Cable | Cablestar, S.A. de C.V. and subsidiaries (collectively, "Bestel")
Consolidated subsidiaries information
Company's ownership interest		66.20%	66.20%	66.20%
Cable | Arretis, S.A.P.I. de C.V. and subsidiaries (collectively, "Cablecom")
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Cable | Subsidiaries engaged in the Telecable business (collectively, "Telecable")
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Cable | FTTH de Mxico, S.A. de C.V.
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Other Businesses | Controladora de Juegos y Sorteos de Mxico, S.A. de C.V. and subsidiaries
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Other Businesses | Editorial Televisa, S.A. de C.V. and subsidiaries
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Other Businesses | Grupo Distribuidoras Intermex, S.A. de C.V. and subsidiaries
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Other Businesses | Villacezan, S.A. de C.V. ("Villacezan") and subsidiaries
Consolidated subsidiaries information
Company's ownership interest		100.00%	100.00%	100.00%
Broadcasting concessions
Consolidated subsidiaries information
Renewal cost for concession	$ 5,754,543
Administrative expenses			$ 1,194
Useful lives	20 years
Radio concessions
Consolidated subsidiaries information
Renewal cost for concession				$ 37,848
Number of new concessions | item				2
Cost incurred for obtaining concessions				$ 85,486
Useful lives				20 years
Held-for-sale Operations | Sistema Radiopolis, S.A. de C.V. (Radiopolis) and subsidiaries
Consolidated subsidiaries information
Company's ownership interest		50.00%	50.00%	50.00%
Common shares | Content | Multimedia Telecom, S.A. de C.V. ("Multimedia Telecom") and subsidiary
Consolidated subsidiaries information
Company's ownership interest		95.30%
Common shares | Content | Comunicaciones Tieren, S.A. de C.V. ("Tieren")
Consolidated subsidiaries information
Company's ownership interest			4.70%